Goodwill and Intangible Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Details of total goodwill
Goodwill, Beginning Balance	$ 1,637,416	$ 1,539,424
Goodwill resulting from immaterial acquisitions	103,586	151,434
Other	(1,270)	(53,442)
Goodwill, Ending Balance	$ 1,739,732	$ 1,637,416